Shareholder Report, Line Graph (Details) LMF6900_Western Asset Variable Global High Yield Bond Portfolio_Class II_TSR Annual {Class II} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name											Class II
Accumulated Value	$ 14,948	$ 14,010	$ 12,741	$ 14,792	$ 14,640	$ 13,667	$ 11,987	$ 12,508	$ 11,536	$ 10,000	$ 16,435
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,663	10,086	12,043	12,638	11,573	10,833	10,964	10,209	10,000	$ 11,339
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global High Yield Index (Hedged)(USD)
Accumulated Value	$ 16,766	$ 15,144	$ 13,323	$ 14,978	$ 14,610	$ 13,818	$ 12,192	$ 12,533	$ 11,560	$ 10,000	$ 18,446